Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable,Net [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable consisted of the following:

	June 30, 2023	June 30, 2022
Color World platform subscription fees due from App payment collections agent	$2,350,811	$2,507,981
Allowance for credit losses	(2,350,811)	-
Accounts receivable, net	$-	$2,507,981

For the year ended June 30, 2023, the Company recognized $2,350,811 on provision for allowance on credit losses. No provision for allowance on credit losses was recognized for the years ended June 30, 2022 and 2021.